Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Leases

6. Leases

We have non-cancelable operating leases for facilities for research, manufacturing, and administrative functions, and equipment operating leases. As of March 31, 2020, the weighted average remaining lease term is 6.8 years. The monthly payments for the facility lease escalate over the facility lease term with the exception of a decrease in payments at the beginning of 2022. We have options to extend the facility operating leases for up to 14.0 years. Our lease contracts do not contain termination options, residual value guarantees or restrictive covenants.

The operating lease costs are summarized as follows:

	Three Months Ended March 31,
(in thousands)	2020	2019
Operating lease cost	$1,425	$1,343
Variable lease cost (1)	77	290

Total operating lease costs	$1,502	$1,633

(1)	Variable lease cost includes management fees, common area maintenance, property taxes, and insurance, which are not included in the lease liabilities and are expensed as incurred.

As of March 31, 2020, maturities of the Company’s operating lease liabilities are as follows:

Year Ending December 31,	(in thousands)
2020 remaining nine months	$5,057
2021	6,942
2022	5,464
2023	5,557
2024	5,733
2025 and thereafter	12,226

Total operating lease payments	40,979
Less imputed interest (1)	(12,462)

Present value of operating lease payments	$28,517

(1)

Our lease contracts do not provide a readily determinable implicit rate. The imputed interest was based on a weighted average discount rate of 12.0%, which represents the estimated incremental borrowing based on the information available at the adoption or commencement dates.

Supplemental cash flow information related to the operating leases was as follows:

	Three Months Ended March 31,
(in thousands)	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities	$1,677	$1,450
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$3,890

8. Leases

We have non-cancelable operating leases for facilities for research, manufacturing, and administrative functions, and equipment operating leases. One of the facility operating leases commenced in February 2019. As of December 31, 2019, the weighted average remaining lease term is 7.0 years. The monthly payments for the facility lease escalate over the facility lease term with the exception of a decrease in payments at the beginning of 2022. We have options to extend the facility operating leases for up to 14.0 years. Our lease contracts do not contain termination options, residual value guarantees or restrictive covenants.

The operating lease costs are summarized as follows:

(in thousands)	Year Ended December 31, 2019
Operating lease cost	$5,618
Variable lease cost (1)	1,184

Total operating lease costs	$6,802

(1)	Variable lease cost includes management fees, common area maintenance, property taxes, and insurance, which are not included in the lease liabilities and are expensed as incurred.

As of December 31, 2019, maturities of our operating lease liabilities are as follows:

Year Ending December 31,	(in thousands)
2020	$6,735
2021	6,942
2022	5,464
2023	5,557
2024	5,733
2025 and thereafter	12,226

Total operating lease payments	42,657
Less imputed interest (1)	(13,317)

Present value of operating lease payments	$29,340

(1)

Our lease contracts do not provide a readily determinable implicit rate. The imputed interest was based on a weighted average discount rate of 12.0%, which represents the estimated incremental borrowing based on the information available at the adoption or commencement dates.

As of December 31, 2018, the aggregate total future minimum lease payments under non-cancelable operating leases were as follows:

Year Ending December 31,	(in thousands)
2019	$5,826
2020	6,011
2021	6,196
2022	4,696
2023 and thereafter	20,173

Total payments	$42,902

Supplemental cash flow information related to the operating leases was as follows:

(in thousands)	Year Ended December 31, 2019
Cash paid for amounts included in the measurement of operating lease liabilities	$6,339
Right-of-use assets obtained in exchange for operating lease liabilities	$3,890